Long-term investments, net - Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Long-term investments
Equity method investments, net	$ 737					$ 1,163
Equity securities	19,642					17,507
Available-for-sale debt investments	41,250					42,833
Long-term investments, net	61,629					61,503
SiEngine Technology Co., Ltd.
Long-term investments
Equity method investments, net	0					0
Shenzhen U Chance Technology Co., Ltd.
Long-term investments
Equity method investments, net	0					1,163
ACO Tech Sdn. Bhd.
Long-term investments
Equity method investments, net	0					0
Hangzhou Fuyang Zeji Qushi Equity investment Fund L.P.
Long-term investments
Equity method investments, net	$ 737	$ 737	¥ 5,000	$ 1,474	¥ 10,000	$ 0